Common Stock: Shares Issued and Outstanding (Details)	Jul. 31, 2013	Jan. 31, 2013
Common Stock, shares outstanding	443,000,686	443,000,686
Common Stock, Shares
Common Stock, shares outstanding	443,000,686	443,000,686